ASSET HELD FOR SALE (Details Narrative) - 12 months ended Dec. 31, 2024	USD ($)	SGD ($)
Long-Lived Assets Held-for-Sale [Line Items]
Leasehold industrial property selling price	$ 5,480,000	$ 7,393,000
Date of transaction expected	Aug. 31, 2025
Initial deposit equivalent to five percent of selling price	$ 274,000	369,650
Assets Held For Sale [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Leasehold building carrying amount	$ 2,300,000	$ 3,100,000